BRANDES INVESTMENT TRUST

Brandes International Equity Fund

Brandes Global Equity Fund

Brandes Global Equity Income Fund

Brandes Emerging Markets Value Fund

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Supplement dated April 13, 2020

to

Statutory Prospectus dated January 28, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	ADDRESS CHANGE

On page 73 of the Statutory Prospectus, the address for Overnight Delivery is deleted in its entirety and replaced with the following:

Brandes Funds

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

II.	RECENT EVENTS

                    The following should be added to the end of the Principal Investment Risks section on pages 4, 11, 18, 24, 31 and 38:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

III.	ADDITION TO FINANCIAL INTERMEDIARIES

On Page A-1 of the Appendix to the Statutory Prospectus, the below information should be added to the “Financial Intermediaries” section:

Oppenheimer & Co, Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

·

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

·	Shares purchased by or through a 529 Plan
·	Shares purchased through a OPCO affiliated investment advisory program
·	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
·

Shares purchased from the proceeds of redemptions within the same fund family, provided (l) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

·

A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

·	Employees and registered representatives of OPCO or its affiliates and their family members

CDSC Waivers on A, B and C Shares available at OPCO

·	Death or disability of the shareholder
·	Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
·	Return of excess contributions from an IRA Account
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the prospectus
·	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
·	Shares acquired through a right of reinstatement

  ii

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

·	Breakpoints as described in this prospectus.
·

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

  iii

BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund

Supplement dated April 13, 2020

to

Statutory Prospectus dated January 28, 2020 and

Summary Prospectus dated January 31, 2020 (as amended April 13, 2020)

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	PERFORMANCE INFORMATION CHANGE

On Page 7 of the Statutory Prospectus and Page 5 of the Summary Prospectus, the last sentence of the first paragraph under the Table entitled "Average Annual Total Returns For the Periods ended December 31, 2019", is deleted in its entirety and replaced with the following:

Prior to the offering of Class R6 shares, the performance shown for Class R6 shares reflects the performance of Class I shares, restated to reflect Class R6 sales loads and expenses.

II.	ADDRESS CHANGE

On page 26 of the Statutory Prospectus, the address for Overnight Delivery is deleted in its entirety and replaced with the following:

Brandes Funds

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

III.	RECENT EVENTS

                    The following should be added to the end of the Principal Investment Risks section on page 6:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

IV.	ADDITION TO FINANCIAL INTERMEDIARIES

On Page A-1 of the Appendix to the Statutory Prospectus, the below information should be added to the “Financial Intermediaries” section:

Oppenheimer & Co, Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

·

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

·	Shares purchased by or through a 529 Plan
·	Shares purchased through a OPCO affiliated investment advisory program
·	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
·

Shares purchased from the proceeds of redemptions within the same fund family, provided (l) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

·

A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

·	Employees and registered representatives of OPCO or its affiliates and their family members

CDSC Waivers on A, B and C Shares available at OPCO

·	Death or disability of the shareholder
·	Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
·	Return of excess contributions from an IRA Account
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the prospectus
·	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
·	Shares acquired through a right of reinstatement

ii

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

·	Breakpoints as described in this prospectus.
·

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

iii

BRANDES INVESTMENT TRUST

Separately Managed Account Reserve Trust

Supplement dated April 13, 2020

to

Statutory Prospectus dated January 28, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	RECENT EVENTS

                     The following should be added to the end of the Principal Investment Risks section on page 6:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BRANDES INVESTMENT TRUST

Supplement dated April 13, 2020

to

Statement of Additional Information (“SAI”) dated January 28, 2020

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.	CHANGE TO MANAGEMENT OF THE FUNDS

Effective February 14, 2020, Jean Carter no longer serves as an Independent Trustee on the Board of Trustees of Brandes Investment Trust.  All  references in the SAI to Ms. Carter on pages B-49, B-52, and B-53 are deleted in their entirety.

II.	CHANGE TO GENERAL INFORMATION AND HISTORY FOR CORE PLUS FUND

On Page B-3, the last sentence of the Core Plus Fund paragraph under the heading “General Information and History” is deleted in its entirety and replaced with the following:

                Class R6 shares were first offered on October 10, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE